Digital Assets (Tables)	12 Months Ended
Dec. 31, 2021
Digital Assets Tables [Abstract]
Schedule of digital asset holdings
	December 31, 2021	December 31, 2020

BTC	$35,025,158	$6,237,917
USDC	15,829,464	56,005
ETH	257,524	-
Total	$51,112,146	$6,293,922

Schedule of generated bitcoins primarily through provision of mining services
	December 31, 2021	December 31, 2020

Opening balance	$6,237,917	$-
Receipt of bitcoins from mining services	96,078,570	21,065,113
Receipt of bitcoins from investment of WBTC	109,627	-
Sales of bitcoins in exchange of cash	(5,706,790)	(15,534,982)
Payment of BTC as deposits on property and equipment	(13,226,077)	-
Payment of BTC for utility charges in mining facilities	(24,335,680)	-
Payment of BTC for other expenses	(735,863)	-
Exchange of BTC into USDT and USDC	(22,247,212)	-
Collection of bitcoins from a third party (Note 4)	97,771	(97,771)
Realized gain on sale of digital assets	7,738,557	805,557
Impairment of bitcoins	(8,985,662)	-
Ending balance	$35,025,158	$6,237,917

Schedule of additional information USDT
	For the Years Ended December 31,
	2021	2020

Opening balance	$-	$-
Addition from exchange of BTC	20,251,577	-
Refund of deposit on property and equipment	10,810,130	-
Collection from sales of miners	9,441,561	-
Purchases of miners	(21,103,910)	-
Exchange of USDT into USDC	(16,026,788)
Payment of services	(2,300,376)	-
Payment of deposits to service providers	(782,526)	-
Purchases of ETH	(289,668)	-
Ending balance	$-	$-

Schedule of additional information USDC
	For the Years Ended December 31,
	2021	2020

Opening balance	$56,005	$-
Exchange of USDT into USDC	16,005,622	-
Addition from exchange of BTC	1,995,635	-
Collection from private placement	1,179,368	-
Refund of deposit on property and equipment	234,371	-
Exchange of cash into USDC	200,000	-
Collection from borrowings from a related party	-	329,722
Payment of services	(1,615,922)	(273,717)
Investment in an investment security	(1,000,000)	-
Purchases of miners	(895,893)	-
Repayment of borrowings from a related party (Note 12)	(329,722)	-
Ending balance	$15,829,464	$56,005